Document and Entity Information	0 Months Ended
Oct. 14, 2014
Risk/Return:
Document Type	497
Document Period End Date	Oct. 14, 2014
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Oct. 14, 2014
Document Effective Date	Oct. 14, 2014
Prospectus Date	Apr. 30, 2014
Muzinich Credit Opportunities Fund | Class A Shares
Risk/Return:
Trading Symbol	MZCRX
Muzinich Credit Opportunities Fund | Institutional Shares
Risk/Return:
Trading Symbol	MZCIX
Muzinich Credit Opportunities Fund | Supra Institutional Shares
Risk/Return:
Trading Symbol	MZCSX